Schedule of Tax Carryforwards (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	$ 45,138,000	$ 47,435
Carryforward Expiring in 2021 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards, Year of Occurrence	2001	2001
Operating Loss Carryforwards, Expiration Dates	2021	2021
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	12,039,000	14,750
Carryforward Expiring in 2022 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards, Year of Occurrence	2002	2002
Operating Loss Carryforwards, Expiration Dates	2022	2022
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	4,317,000	4,317
Carryforward Expiring in 2026 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards, Year of Occurrence	2006	2006
Operating Loss Carryforwards, Expiration Dates	2026	2026
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	7,825,000	7,825
Carryforward Expiring in 2027 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards, Year of Occurrence	2007	2007
Operating Loss Carryforwards, Expiration Dates	2027	2027
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	3,763,000	5,131
Carryforward Expiring in 2028 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards, Year of Occurrence	2008	2008
Operating Loss Carryforwards, Expiration Dates	2028	2028
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	1,949,000	1,949
Carryforward Expiring in 2029 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards, Year of Occurrence	2009	2009
Operating Loss Carryforwards, Expiration Dates	2029	2029
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	1,949,000	1,949
Carryforward Expiring in 2030 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards, Year of Occurrence	2010	2010
Operating Loss Carryforwards, Expiration Dates	2030	2030
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	2,296,000	1,949
Carryforward Expiring in 2031 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards, Year of Occurrence	2011	2011
Operating Loss Carryforwards, Expiration Dates	2031	2031
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	10,183,000	9,349
Carryforward Expiring in 2032 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards, Year of Occurrence	2012	2012
Operating Loss Carryforwards, Expiration Dates	2032	2032
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	$ 817,000	$ 216